Risk Management and Report - Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book (Details)	12 Months Ended
Dec. 31, 2025
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	8
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	89
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	126
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	60
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore SOFR Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	34
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(65)
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLP Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	151
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLF Bonds (bps) [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	232
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio USD Offshore Libor Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(13)
Lower than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio Spread USD On/Off Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(71)
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(13)
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	126
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(24)
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	111
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore SOFR Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	33
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(23)
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLP Bonds [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	142
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio CLF Bonds (bps) [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	249
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio USD Offshore Libor Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	6
Higher than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio Spread USD On/Off Derivatives [Member]
Schedule of Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(30)